Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Non-Operating Income (Expense)

(CAD$ in millions)	2020	2019
Foreign exchange losses	$(2)	$(4)
Gain on debt prepayment option (Note 30(b))	—	105
Loss on debt redemption or purchase (Note 19(b))	(11)	(224)
Other	56	26
	$43	$(97)